Pensions - Actuarial losses and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ 331	$ (482)	$ 1,139
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	(158)	(21)	460
Tax effects of actuarial (losses) gains recognised in OCI	(38)	129	(461)
Items that will not be reclassified to the Consolidated statement of income	134	(374)	1,138
Cumulative actuarial (losses) gains recognised directly in OCI net of tax	$ (1,053)	$ (1,188)	$ (814)